Long-term receivables and prepaid expenses (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Long-term receivables and prepaid expenses
Short-term portion of long-term receivables	R (1,094)	R (668)
Long-term portion of long-term receivables	2,768	2,884
Long-term prepaid expenses	257	659
Long-term receivables and prepaid expenses	3,025	3,543
Long-term receivables (interest-bearing) - joint operations	1,178	1,086
Long-term loans	1,590	1,798
Electricity supply contract long-term prepaid expenses	358	145
Loans granted	1,188	431	R 298
Loans repaid	576	511	R 357
Cost
Long-term receivables and prepaid expenses
Total long-term receivables	3,937	3,635
Impairment
Long-term receivables and prepaid expenses
Total long-term receivables	R (75)	R (83)